Securities Sold Under Agreements to Repurchase (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Offsetting Assets [Line Items]
Securities sold under agreements to repurchase	200.30	190.59	$ 226.16
Securities sold under agreements to repurchase, fair value of collateral	199.20	188.61	$ 224.16
Minimum
Offsetting Assets [Line Items]
Securities sold under agreements to repurchase, maturity period	1 day	1 day
Maximum
Offsetting Assets [Line Items]
Securities sold under agreements to repurchase, maturity period	4 days	4 days